Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - Scenario probability weighting and Macroeconomic variables used in calculation of ECL (audited) (Details)
	Dec. 31, 2021	Dec. 31, 2020
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	30.10%	24.70%
Baseline | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	0.70%
Baseline | GDP | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	0.70%
Baseline | GDP | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	(10.10%)
Baseline | GDP | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	6.30%
Baseline | GDP | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.30%
Baseline | GDP | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.60%
Baseline | GDP | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	2.00%
Baseline | GDP | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	1.60%
Baseline | GDP | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	1.60%
Baseline | GDP | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	(4.40%)
Baseline | GDP | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Baseline | GDP | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	3.10%
Baseline | GDP | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.90%
Baseline | GDP | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.90%
Baseline | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	5.70%
Baseline | Unemployment | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	5.70%
Baseline | Unemployment | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.50%
Baseline | Unemployment | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.70%
Baseline | Unemployment | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	6.40%
Baseline | Unemployment | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.80%
Baseline | Unemployment | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	5.10%
Baseline | Unemployment | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	6.40%
Baseline | Unemployment | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	6.40%
Baseline | Unemployment | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	8.40%
Baseline | Unemployment | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	6.90%
Baseline | Unemployment | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	5.70%
Baseline | Unemployment | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	5.60%
Baseline | Unemployment | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	5.60%
Baseline | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	3.60%
Baseline | HPI | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	3.60%
Baseline | HPI | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.10%
Baseline | HPI | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	2.40%
Baseline | HPI | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.30%
Baseline | HPI | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	5.00%
Baseline | HPI | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.40%
Baseline | HPI | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	3.80%
Baseline | HPI | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	3.80%
Baseline | HPI | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.80%	2.30%
Baseline | HPI | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	2.80%
Baseline | HPI | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	4.70%
Baseline | HPI | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.70%
Baseline | HPI | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.70%
Baseline | UK bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	0.00%
Baseline | UK bank rate | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	0.00%
Baseline | UK bank rate | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.20%
Baseline | UK bank rate | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.00%
Baseline | UK bank rate | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	(0.10%)
Baseline | UK bank rate | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.00%
Baseline | UK bank rate | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.10%
Baseline | US federal funds rate | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.30%
Baseline | US federal funds rate | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.30%
Baseline | US federal funds rate | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.50%
Baseline | US federal funds rate | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Baseline | US federal funds rate | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	0.30%
Baseline | US federal funds rate | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	0.30%
Baseline | US federal funds rate | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	0.40%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	15.40%
Downside 2 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.60%)	(22.10%)
Downside 2 | GDP | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	(0.90%)
Downside 2 | GDP | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	(10.10%)
Downside 2 | GDP | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	(3.90%)
Downside 2 | GDP | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.00%)	6.50%
Downside 2 | GDP | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.60%
Downside 2 | GDP | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	1.40%
Downside 2 | GDP | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.30%)	(10.60%)
Downside 2 | GDP | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	0.10%
Downside 2 | GDP | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	(4.40%)
Downside 2 | GDP | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.80%)	(2.40%)
Downside 2 | GDP | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.50%)	3.60%
Downside 2 | GDP | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.10%
Downside 2 | GDP | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	2.00%
Downside 2 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.20%	10.10%
Downside 2 | Unemployment | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	7.20%
Downside 2 | Unemployment | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.50%
Downside 2 | Unemployment | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	8.00%
Downside 2 | Unemployment | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.00%	9.30%
Downside 2 | Unemployment | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.60%	7.80%
Downside 2 | Unemployment | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	6.30%
Downside 2 | Unemployment | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.50%	13.70%
Downside 2 | Unemployment | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.10%	10.40%
Downside 2 | Unemployment | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	8.40%
Downside 2 | Unemployment | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	13.40%
Downside 2 | Unemployment | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.10%	11.90%
Downside 2 | Unemployment | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.10%	10.10%
Downside 2 | Unemployment | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	8.20%
Downside 2 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(29.90%)	(18.30%)
Downside 2 | HPI | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.00%)	(3.60%)
Downside 2 | HPI | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.10%
Downside 2 | HPI | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(14.30%)	(13.60%)
Downside 2 | HPI | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(21.80%)	(10.80%)
Downside 2 | HPI | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.90%	0.50%
Downside 2 | HPI | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.20%	1.50%
Downside 2 | HPI | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.00%)	(15.90%)
Downside 2 | HPI | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	(3.00%)
Downside 2 | HPI | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.80%	2.30%
Downside 2 | HPI | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.60%)	(17.20%)
Downside 2 | HPI | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(9.00%)	(0.70%)
Downside 2 | HPI | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	0.60%
Downside 2 | HPI | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.70%	1.30%
Downside 2 | UK bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	0.60%
Downside 2 | UK bank rate | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	(0.10%)
Downside 2 | UK bank rate | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.20%
Downside 2 | UK bank rate | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	(0.20%)
Downside 2 | UK bank rate | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	(0.20%)
Downside 2 | UK bank rate | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	(0.10%)
Downside 2 | UK bank rate | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	(0.10%)
Downside 2 | US federal funds rate | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	1.30%
Downside 2 | US federal funds rate | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	0.30%
Downside 2 | US federal funds rate | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.50%
Downside 2 | US federal funds rate | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	0.30%
Downside 2 | US federal funds rate | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	0.30%
Downside 2 | US federal funds rate | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	0.30%
Downside 2 | US federal funds rate | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	0.30%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.80%	15.50%
Downside 1 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.60%)	(22.10%)
Downside 1 | GDP | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	0.10%
Downside 1 | GDP | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	(10.10%)
Downside 1 | GDP | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	0.10%
Downside 1 | GDP | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.70%)	6.60%
Downside 1 | GDP | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.20%
Downside 1 | GDP | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	1.80%
Downside 1 | GDP | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	(10.60%)
Downside 1 | GDP | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	0.80%
Downside 1 | GDP | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	(4.40%)
Downside 1 | GDP | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	0.40%
Downside 1 | GDP | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.40%)	3.60%
Downside 1 | GDP | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.30%
Downside 1 | GDP | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.20%
Downside 1 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	8.40%
Downside 1 | Unemployment | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	6.50%
Downside 1 | Unemployment | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.50%
Downside 1 | Unemployment | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	7.30%
Downside 1 | Unemployment | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.80%	8.00%
Downside 1 | Unemployment | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.00%	6.90%
Downside 1 | Unemployment | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.80%
Downside 1 | Unemployment | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.80%	13.00%
Downside 1 | Unemployment | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	8.30%
Downside 1 | Unemployment | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	8.40%
Downside 1 | Unemployment | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	11.00%
Downside 1 | Unemployment | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	8.90%
Downside 1 | Unemployment | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%	6.90%
Downside 1 | Unemployment | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	6.10%
Downside 1 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(12.70%)	(4.50%)
Downside 1 | HPI | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	(0.20%)
Downside 1 | HPI | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.10%
Downside 1 | HPI | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.80%)	(6.70%)
Downside 1 | HPI | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(10.50%)	(3.50%)
Downside 1 | HPI | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.90%	1.70%
Downside 1 | HPI | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.60%	2.00%
Downside 1 | HPI | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	(3.70%)
Downside 1 | HPI | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	0.80%
Downside 1 | HPI | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.80%	2.30%
Downside 1 | HPI | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.20%)	(5.90%)
Downside 1 | HPI | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.10%)	1.80%
Downside 1 | HPI | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	2.60%
Downside 1 | HPI | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	3.60%
Downside 1 | UK bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	0.60%
Downside 1 | UK bank rate | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	0.00%
Downside 1 | UK bank rate | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.20%
Downside 1 | UK bank rate | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	(0.10%)
Downside 1 | UK bank rate | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	(0.10%)
Downside 1 | UK bank rate | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	0.00%
Downside 1 | UK bank rate | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	0.00%
Downside 1 | US federal funds rate | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	1.30%
Downside 1 | US federal funds rate | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	0.30%
Downside 1 | US federal funds rate | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.50%
Downside 1 | US federal funds rate | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	0.30%
Downside 1 | US federal funds rate | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	0.30%
Downside 1 | US federal funds rate | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	0.30%
Downside 1 | US federal funds rate | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	0.30%
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	20.90%	20.20%
Upside 2 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	21.40%	14.20%
Upside 2 | GDP | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	2.50%
Upside 2 | GDP | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	(10.10%)
Upside 2 | GDP | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	12.20%
Upside 2 | GDP | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	5.30%
Upside 2 | GDP | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	3.90%
Upside 2 | GDP | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.90%
Upside 2 | GDP | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	22.80%	15.70%
Upside 2 | GDP | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	2.90%
Upside 2 | GDP | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	(4.40%)
Upside 2 | GDP | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	7.10%
Upside 2 | GDP | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.60%
Upside 2 | GDP | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.00%
Upside 2 | GDP | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.50%
Upside 2 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.00%
Upside 2 | Unemployment | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.00%
Upside 2 | Unemployment | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.50%
Upside 2 | Unemployment | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	6.20%
Upside 2 | Unemployment | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.50%
Upside 2 | Unemployment | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.80%
Upside 2 | Unemployment | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.40%
Upside 2 | Unemployment | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.80%
Upside 2 | Unemployment | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	5.30%
Upside 2 | Unemployment | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	8.40%
Upside 2 | Unemployment | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	5.50%
Upside 2 | Unemployment | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	4.30%
Upside 2 | Unemployment | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	4.10%
Upside 2 | Unemployment | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	4.10%
Upside 2 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	35.70%	48.20%
Upside 2 | HPI | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	8.20%
Upside 2 | HPI | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.10%
Upside 2 | HPI | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	6.60%
Upside 2 | HPI | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.00%	10.40%
Upside 2 | HPI | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	10.80%
Upside 2 | HPI | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	7.30%
Upside 2 | HPI | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	53.30%	42.20%
Upside 2 | HPI | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.90%	7.30%
Upside 2 | HPI | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.80%	2.30%
Upside 2 | HPI | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.60%	8.80%
Upside 2 | HPI | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	9.10%
Upside 2 | HPI | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	8.90%
Upside 2 | HPI | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	7.50%
Upside 2 | UK bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.10%
Upside 2 | UK bank rate | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Upside 2 | UK bank rate | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.20%
Upside 2 | UK bank rate | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.10%
Upside 2 | UK bank rate | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.30%
Upside 2 | UK bank rate | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.30%
Upside 2 | UK bank rate | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.50%
Upside 2 | US federal funds rate | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.10%
Upside 2 | US federal funds rate | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.50%
Upside 2 | US federal funds rate | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.50%
Upside 2 | US federal funds rate | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Upside 2 | US federal funds rate | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	0.40%
Upside 2 | US federal funds rate | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	0.60%
Upside 2 | US federal funds rate | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.90%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	27.20%	24.20%
Upside 1 | GDP | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	18.30%	8.80%
Upside 1 | GDP | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	1.60%
Upside 1 | GDP | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	(10.10%)
Upside 1 | GDP | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.00%	9.30%
Upside 1 | GDP | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.90%
Upside 1 | GDP | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.40%
Upside 1 | GDP | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.50%
Upside 1 | GDP | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	19.60%	12.80%
Upside 1 | GDP | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	2.40%
Upside 1 | GDP | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	(4.40%)
Upside 1 | GDP | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	5.50%
Upside 1 | GDP | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	4.00%
Upside 1 | GDP | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.70%
Upside 1 | GDP | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.30%
Upside 1 | Unemployment | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.00%
Upside 1 | Unemployment | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	5.30%
Upside 1 | Unemployment | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.50%
Upside 1 | Unemployment | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	6.40%
Upside 1 | Unemployment | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	6.00%
Upside 1 | Unemployment | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	5.20%
Upside 1 | Unemployment | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.70%
Upside 1 | Unemployment | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.80%
Upside 1 | Unemployment | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	5.70%
Upside 1 | Unemployment | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	8.40%
Upside 1 | Unemployment | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	6.00%
Upside 1 | Unemployment | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.80%
Upside 1 | Unemployment | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.60%
Upside 1 | Unemployment | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.60%
Upside 1 | HPI | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.80%	30.80%
Upside 1 | HPI | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	5.50%
Upside 1 | HPI | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	6.10%
Upside 1 | HPI | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.60%
Upside 1 | HPI | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	6.10%
Upside 1 | HPI | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	6.10%
Upside 1 | HPI | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	4.70%
Upside 1 | HPI | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	45.20%	30.90%
Upside 1 | HPI | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.70%	5.50%
Upside 1 | HPI | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.80%	2.30%
Upside 1 | HPI | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.30%	6.80%
Upside 1 | HPI | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	6.70%
Upside 1 | HPI | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.00%	6.30%
Upside 1 | HPI | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	5.60%
Upside 1 | UK bank rate | UK | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.10%
Upside 1 | UK bank rate | UK | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.20%
Upside 1 | UK bank rate | UK | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.20%
Upside 1 | UK bank rate | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	0.10%
Upside 1 | UK bank rate | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.10%
Upside 1 | UK bank rate | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.30%
Upside 1 | UK bank rate | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.30%
Upside 1 | US federal funds rate | US | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.10%
Upside 1 | US federal funds rate | US | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	0.50%
Upside 1 | US federal funds rate | US | 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.50%
Upside 1 | US federal funds rate | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Upside 1 | US federal funds rate | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	0.30%
Upside 1 | US federal funds rate | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.50%
Upside 1 | US federal funds rate | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	0.80%